Shareholder Report, Holdings (Details)	May 31, 2026
C000005582 [Member] | U S Treasury Bonds 2 25 02 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000005582 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000005582 [Member] | U S Treasury Notes 3 75 12 31 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000005582 [Member] | U S Treasury Notes 3 88 08 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000005582 [Member] | U S Treasury Notes 4 38 08 31 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000005582 [Member] | Uniform Mortgage Backed Securities 5 00 06 01 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
C000005582 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000005582 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000005582 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000005582 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000005582 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
C000005582 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1]
C000005582 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
C000005582 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[1]
C000005582 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
C000005582 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	52.60%	[1]
C000005582 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[1]
C000005582 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[1]
C000199764 [Member] | U S Treasury Bonds 2 25 02 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000199764 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
C000199764 [Member] | U S Treasury Notes 3 75 12 31 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
C000199764 [Member] | U S Treasury Notes 3 88 08 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
C000199764 [Member] | U S Treasury Notes 4 38 08 31 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000199764 [Member] | Uniform Mortgage Backed Securities 5 00 06 01 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[2]
C000199764 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000199764 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[2]
C000199764 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000199764 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
C000199764 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[2]
C000199764 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[2]
C000199764 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[2]
C000199764 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[2]
C000199764 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[2]
C000199764 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	52.60%	[2]
C000199764 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[2]
C000199764 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[2]
C000005580 [Member] | U S Treasury Bonds 2 25 02 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[3]
C000005580 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000005580 [Member] | U S Treasury Notes 3 75 12 31 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000005580 [Member] | U S Treasury Notes 3 88 08 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000005580 [Member] | U S Treasury Notes 4 38 08 31 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000005580 [Member] | Uniform Mortgage Backed Securities 5 00 06 01 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[3]
C000005580 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000005580 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000005580 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000005580 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000005580 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[3]
C000005580 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[3]
C000005580 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[3]
C000005580 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[3]
C000005580 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[3]
C000005580 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	52.60%	[3]
C000005580 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[3]
C000005580 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[3]
C000005578 [Member] | U S Treasury Bonds 2 25 02 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4]
C000005578 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[4]
C000005578 [Member] | U S Treasury Notes 3 75 12 31 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[4]
C000005578 [Member] | U S Treasury Notes 3 88 08 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[4]
C000005578 [Member] | U S Treasury Notes 4 38 08 31 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[4]
C000005578 [Member] | Uniform Mortgage Backed Securities 5 00 06 01 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[4]
C000005578 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[4]
C000005578 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000005578 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[4]
C000005578 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000005578 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[4]
C000005578 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[4]
C000005578 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[4]
C000005578 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[4]
C000005578 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[4]
C000005578 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	52.60%	[4]
C000005578 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[4]
C000005578 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[4]
C000005581 [Member] | U S Treasury Bonds 2 25 02 15 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[5]
C000005581 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000005581 [Member] | U S Treasury Notes 3 75 12 31 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000005581 [Member] | U S Treasury Notes 3 88 08 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000005581 [Member] | U S Treasury Notes 4 38 08 31 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[5]
C000005581 [Member] | Uniform Mortgage Backed Securities 5 00 06 01 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[5]
C000005581 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[5]
C000005581 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000005581 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000005581 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000005581 [Member] | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[5]
C000005581 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000005581 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[5]
C000005581 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[5]
C000005581 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[5]
C000005581 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	52.60%	[5]
C000005581 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[5]
C000005581 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[5]

[1]	Excludes short-term securities.
[2]	Excludes short-term securities.
[3]	Excludes short-term securities.
[4]	Excludes short-term securities.
[5]	Excludes short-term securities.